Share warrant obligation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share warrant obligation
Share warrant obligation

22.Share warrant obligation

Upon completion of the Transaction on August 26, 2021, each outstanding warrant to purchase Kismet’s ordinary shares was converted into a warrant to acquire one ordinary share of the Company, at a price of US$11.50 per share. A total of 20,250,000 Kismet warrants were converted into 20,249,993 warrants of the Company, 13,499,993 of which are public and 6,750,000 of which are private.

The fair value of Private and Public Warrants as at June 30, 2023 is determined using Level 1 inputs and is measured using the market price, as at December 31, 2022 the fair value was determined using Level 3 inputs within the fair value hierarchy and is measured using Monte-Carlo simulation method.

Key assumptions of the Monte-Carlo model:

	June 30, 2023	December 31, 2022
Risk free rate	n/a	forward USD overnight index swap (OIS) rates (curve 42)
Volatility	n/a	forward implied volatility rates based on volatilities of publicly traded peers
Starting share price1	n/a	4.63
Expected warrant life (years)	n/a	3.7

Key input parameter of the model is starting share price. As the trading of the Company’s shares was halted as at December 31, 2022, the Company used Multiples of the Enterprise value (EV) to Bookings and EV to EBITDA based on valuation of our publicly traded peers to estimate the enterprise value and accordingly the starting share price by dividing enterprise value with the number of shares outstanding as follows:

●	Implied multiples were calculated using the last quoted share price before the trading halt was introduced to estimate a discount/(premium) to median multiples of peer group (30% for EV/Bookings and 2% for EV/EBITDA);
●	Median EV/Bookings and EV/EBITDA multiples of peer group were calculated as at the reporting date;
●	Discounts/(premiums) from the multiples calculated in the first step were applied to estimate our multiples as at the reporting date.
●	Based on the above multiples and our actual number of our earnings and EBITDA during the year we estimated our enterprise value and, based on the number of outstanding shares as at the reporting date, the starting price of our shares.

These methods provided as at December 31, 2022 the range of the starting share price from US$3.58 based on EV/Bookings multiple to US$5.68 based on EV/EBITDA multiple.

An average of prices determined by multiples above was used as a starting share price for the warrants model.

As at June 30, 2023 Warrants’ price was taken from the market as trading hault was already released, for the effect of change in estimate see Note 4.

The Company has recognized the following warrant obligation:

	Public Warrants	Private Warrants	Total
Balance at January 1, 2022	10,372	11,657	22,029
Fair value adjustment	(598)	(4,166)	(4,764)
Balance at June 30, 2022	9,774	7,491	17,265

	Public Warrants	Private Warrants	Total
Balance at January 1, 2023	7,575	5,460	13,035
Fair value adjustment	(5,955)	(4,650)	(10,605)
Balance at June 30, 2023	1,620	810	2,430

The change in fair value of share warrant obligation is included in the line Change in fair value of share warrant obligation and other financial instruments in the interim condensed consolidated statement of profit or loss and other comprehensive income.

22.   Share warrant obligation

Upon completion of the Transaction on August 26, 2021, each outstanding warrant to purchase Kismet’s ordinary shares was converted into a warrant to acquire one ordinary share of the Company, at a price of US$11.50 per share. A total of 20,250,000 Kismet warrants were converted into 20,249,993 warrants of the Company, 13,499,993 of which are public and 6,750,000 of which are private.

The fair value of Private Warrants as at December 31, 2022 and 2021 and the fair value of the Public Warrants as at December 31, 2022 was determined using Level 3 inputs within the fair value hierarchy and is measured using Monte-Carlo simulation method. The fair value of Public Warrants as at December 31, 2021 was determined using quoted market prices (Level 1) as they were traded in an active market.

Key assumptions of the Monte-Carlo model:

	December 31, 2021	December 31, 2022
Risk free rate	forward USD overnight index swap (OIS) rates (curve 42)	forward USD overnight index swap (OIS) rates (curve 42)
Volatility	forward implied volatility rates based on volatilities of publicly traded peers	forward implied volatility rates based on volatilities of publicly traded peers
Starting share price[1]	8.06	4.63
Expected warrant life (years)	4.7	3.7

[1]	Starting share price was the market price for valuation as at December 31, 2021. As at December 31, 2022 it was based on the methods disclosed above.

Key input parameter of the model is starting share price. As the trading of the Company’s shares was halted as at December 31, 2022, the Company used Multiples of the Enterprise value (EV) to Bookings and EV to EBITDA based on valuation of our publicly traded peers to estimate the enterprise value and accordingly the starting share price by dividing enterprise value with the number of shares outstanding as follows:

●	Implied multiples were calculated using the last quoted share price before the trading halt was introduced to estimate a discount/(premium) to median multiples of peer group (30% for EV/Bookings and 2% for EV/EBITDA);
●	Median EV/Bookings and EV/EBITDA multiples of peer group were calculated as at the reporting date;
●	Discounts/(premiums) from the multiples calculated in the first step were applied to estimate our multiples as at the reporting date.
●	Based on the above multiples and our actual number of our earnings and EBITDA during the year, we estimated our enterprise value and, based on the number of outstanding shares as at the reporting date, the starting price of our shares.

These methods provided as at December 31, 2022 the range of the starting share price from US$ 3.58 based on EV/Bookings multiple to US$ 5.68 based on EV/EBITDA multiple.

An average of prices determined by multiples above was used as a starting share price for the warrants model.

The Company has recognized the following warrant obligation:

		Private
	Public Warrants	Warrants	Total
Balance at August 27, 2021	12,606	19,503	32,109
Fair value adjustment	(2,234)	(7,846)	(10,080)
Balance at December 31, 2021	10,372	11,657	22,029

		Private
	Public Warrants	Warrants	Total
Balance at January 1, 2022	10,372	11,657	22,029
Fair value adjustment	(2,797)	(6,197)	(8,994)
Balance at December 31, 2022	7,575	5,460	13,035

The change in fair value of share warrant obligation is included in the line Change in fair value of share warrant obligation and other financial instruments in the consolidated statement of profit or loss and other comprehensive income.